Annual Operating Expenses {- Fidelity New York Municipal Income Fund} - 01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-14 - Fidelity New York Municipal Income Fund	Apr. 01, 2021
Fidelity Advisor New York Municipal Income Fund: Class A
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.18%
Total annual operating expenses	0.78%
Fidelity Advisor New York Municipal Income Fund: Class M
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.15%
Total annual operating expenses	0.75%
Fidelity Advisor New York Municipal Income Fund: Class C
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.16%
Total annual operating expenses	1.51%
Fidelity Advisor New York Municipal Income Fund: Class I
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.53%
Fidelity Advisor New York Municipal Income Fund: Class Z
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.43%